Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets

Note 4 – Prepaid Expenses and Other Current Assets

The components of prepaid expenses and other current assets are as follows:

	December 31, 2022	June 30, 2022
Prepaid marketing costs	$34,902	$298,300
Prepaid insurance	245,062	230,404
Prepaid gaming costs	283,221	575,113
Prepaid interest	421,566	-
Other	374,057	439,236
Prepaid expenses and other current assets	$1,358,808	$1,543,053

Note 5 – Prepaid Expenses and Other Current Assets

The components of prepaid expenses and other current assets follows:

	June 30, 2022	June 30, 2021
Prepaid marketing costs	$298,300	$1,727,669
Prepaid insurance	230,404	175,620
Prepaid gaming costs	575,113	687,866
Other	439,236	673,189
Prepaid expenses and other current assets	$1,543,053	$3,264,344